GOODWILL (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in goodwill [abstract]
Beginning of year	$ 901
Acquired through business acquisition	27
Transfer to Assets held for sale	(22)
Foreign exchange	(78)
End of year	828
Deferred tax liability (asset)	$ 27